NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended
	Aug. 04, 2013	Feb. 03, 2013 location	Jul. 29, 2012	Aug. 04, 2013 customer segment location	Jul. 29, 2012	Feb. 03, 2013 product segment location	Jan. 29, 2012	Jan. 30, 2011	Feb. 03, 2010 HDS Plan Stock options	Aug. 04, 2013 Minimum product location	Feb. 03, 2013 Minimum customer	Aug. 04, 2013 Maximum	Feb. 03, 2013 Maximum	Feb. 03, 2013 Maximum HDS Plan	Feb. 03, 2013 Maximum HDS Plan Stock options	Feb. 03, 2013 Building Improvements Minimum	Feb. 03, 2013 Building Improvements Maximum	Feb. 03, 2013 Transportation Equipment Minimum	Feb. 03, 2013 Transportation Equipment Maximum	Feb. 03, 2013 Furniture, Fixtures and Equipment Minimum	Feb. 03, 2013 Furniture, Fixtures and Equipment Maximum	Feb. 03, 2013 Capitalized Software	Jan. 29, 2012 Capitalized Software	Jan. 30, 2011 Capitalized Software	Feb. 03, 2013 Capitalized Software Minimum	Feb. 03, 2013 Capitalized Software Maximum	Aug. 04, 2013 U.S. location	Feb. 03, 2013 U.S. location	Aug. 04, 2013 Canada location	Feb. 03, 2013 Canada location
Nature of Business and Accounting Policy disclosures
Number of professional customer				500,000							500,000
Number of SKUs offered						1,000,000				1,000,000
Number of operating locations		635				635				600
Number of states or provinces		9				9																					46	46	9	9
Reportable segment				4		4
Number of weeks in fiscal year										364 days	364 days	371 days	371 days
Number of weeks in current fiscal year	91 days		91 days	182 days	182 days	371 days	364 days	364 days
Vendor rebates receivables	$ 67	$ 66		$ 67		$ 66	$ 71
Estimated useful life																5 years	45 years	5 years	7 years	2 years	10 years				3 years	6 years
Accumulated amortization		450				450	417															126	114
Property and equipment, net	401	395		401		395	398															82	71
Amortization cost				122	170	342	350	369														30	28	31
Goodwill and other intangible asset impairment		150				150	0	0
Self-insurance reserves	93	94		93		94	101
Revenues from services						134	115	98
Shipping and handling costs						116	96	91
Advertising expenses						$ 34	$ 24	$ 21
Number of shares registered for issuance pursuant to awards									55,600,000					55,600,000	30,900,000